Annual Fund Operating Expenses	Apr. 29, 2026
Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.85%
Firsthand Alternative Energy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.53%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	2.01%

[1]	Firsthand Capital Management, Inc. (the